Investment Objectives and Goals - BERKSHIRE FUNDS	May 01, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Berkshire Focus Fund’s goal is to seek long-term growth of capital.